BANK LOANS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance	$ 100,256	$ 702,866
EFG Bank of HongKong [Member]
Rate	1.50%
Balance	$ 100,256	$ 702,866
Rate Minimum		1.27%
Rate Maximum		1.39%